Lease (Details) - Schedule of component of lease cost - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of component of lease cost [Abstract]
Operating lease cost	¥ 150,224	¥ 158,410
Short-term lease cost	24,355	49,441
Total	¥ 174,579	¥ 207,851